Other financing arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Other Financing Arrangements

	2023	2022
Other financing arrangements	$4,656.5	$2,119.7
Deferred financing fees	(52.7)	(31.9)
Other financing arrangements	4,603.8	2,087.8
Current portion of other financing arrangements	(298.5)	(147.5)
Other financing arrangements	$4,305.3	$1,940.3

Schedule of Repayments Due for Other Financing Arrangements	Based on amounts funded for other financing arrangements, payments due to lessors would be as follows:

2024	$300.0
2025	301.6
2026	302.3
2027	306.3
2028	310.4
Thereafter	3,135.9
$4,656.5